Product Name:                                   Aetos Capital Long/Short Portfolio                                                                                                               As of
January 31, 2008

Product Description:                The Aetos Capital Long/Short Portfolio is a tactically allocated portfolio comprised of allocations to Aetos Capital’s 1940 Act SEC-registered Hedge
Funds of Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

-

-

-

-3.33%

0.62

11.33%

9.82%

23.52%

11.92%

-2.31%

S&P 500 DRI
Index

-

-

-

0.21

Beta: MSCI World Index

-

-

-5.06%

0.87

11.74%

12.97%

35.44%

15.74%

-0.47%

MSCI  World
Index

-2.44%

-

-1.98%

Largest Calendar Qtr. Drawdown

0.61

-

1.11

Sharpe Ratio

From Inception through 1/31/08:

-

-

0.18

Beta:  S&P 500 DRI Index

-

-

-0.14

Beta: Lehman Aggregate Bond Index

3.63%

0.44%

3.60%

Annualized Standard Deviation

5.01%

2.81%

6.82%

Average Annualized Return

15.50%

12.76%

25.24%

3 Year Cumulative Return

8.80%

4.17%

6.16%

1 Year Return

13.46%

9.15%

13.72%

2 Year Cumulative Return

Lehman Aggregate
Bond Index

90-Day Treasury
Bills

Aetos Capital
Long/Short  Portfolio

Investment Returns:

Since inception through 1/31/08:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                       Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Historical Strategy Allocation

Number of Managers = 28             Median Position Size = 1.9%

Number of Strategies = 8               Average Position Size = 2.2%

Top 20 Holdings = 62.3%               Maximum Position Size = 4.7%

Volatility Objective2 : 4.2% pa

Annualized Standard Deviation3 : 3.60%

Strategy Allocation1

Special Situations: 2%

Hedged-Equity/

Market Neutral : 45%

Activist: 6%

Short-biased Credit: 3%

Short-biased Equity: 7%

Relative Value: 8%

Directional Equity: 21%

Real Asset Equity: 8%

Return Objective (net of fees)2: 8-10% pa

Average Annualized Return3: 6.82%

Aetos Capital Hedge Fund of Fund Allocation

Aetos Capital Opportunities Fund: 25%

Aetos Capital Long/Short Strategies Fund:
75%

Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio
Aetos Capital Long/Short Portfolio

Single-Strategy Funds
- SEC-registered 1940 Act Funds
- Offshore Funds available

Opportunities Fund
- SEC-registered 1940 Act Fund
- Offshore Fund available

Multi-Strategy Portfolios
- Tactical allocations to the Aetos Capital Funds
- Managed to specific return and volatility targets
- Custom allocations available to target client-directed return and volatility goals

Separate Accounts
- Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds
- Portable Alpha Special Purpose Vehicle – Unitized Vehicles
- Customized Alpha & Beta Overlay Programs

1  Allocations are subject to change over time.

2  Return Objective - These figures represent estimated return targets based on historical market patterns. There is no assurance that these objectives will be met in an actual portfolio. Volatility Objective – Estimate of the volatility over a full market cycle.  This assumes at least one difficult or crisis period when the volatility and correlation of returns would increase.

3  The performance figures for the Aetos Capital Long/Short Portfolio displayed herein from September 1, 2002 through January 31, 2008 reflect performance of a portfolio constituted of a 75% weighting to the Aetos Capital Long/Short Strategies Fund and 25% to the Aetos Capital Opportunities Fund.  The Aetos Capital Opportunities Fund was
launched on August 1, 2005. The performance shown for periods prior to August 1, 2005 is the actual performance of the Aetos Capital Long/Short Strategies Fund. Performance figures shown for the Aetos Capital Long Short Portfolio are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile A)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

3.35%

11.58%

0.89%

0.08%

1.78%

1.05%

-1.63%

1.22%

0.75%

1.85%

1.62%

1.41%

0.45%

1.59%

2007

3.15%

7.71%

1.08%

1.47%

0.79%

0.02%

0.69%

0.23%

-0.08%

-1.28%

0.94%

1.47%

0.02%

2.15%

2006

2.91%

7.77%

1.43%

0.84%

-1.14%

1.09%

0.92%

1.11%

0.97%

1.03%

-0.67%

0.40%

1.61%

-0.04%

2005

Standard Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

0.04%

0.98%

-0.33%

0.51%

-1.10%

-

-

-

-

-

-

-

-

2002

3.35%

8.23%

0.90%

1.02%

1.54%

-0.25%

1.03%

0.96%

1.25%

1.67%

1.83%

-0.30%

-0.65%

-1.04%

2003

3.40%

5.48%

1.00%

1.77%

0.96%

0.97%

-0.28%

-0.24%

0.26%

-0.22%

-1.40%

0.32%

0.94%

1.97%

2004

-

-3.35%

-

-

-

-

-

-

-

-

-

-

-

-3.35%

2008

Investment Performance3 (US$)

                                                            Aetos Capital Long/Short Portfolio                                                                                                                            As of
January 31, 2008

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year (2 Years for Aetos Capital Opportunities Fund)

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

1.00% (0.75% on $25mm+)

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

Historical Exposures